                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12/31/2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      1999 Avenue of the Stars, Suite 1900
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael D. Weiner              Los Angeles, CA     February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 9
                                        --------------------

Form 13F Information Table Value Total: $631,986
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------  -------------- --------- -------- ---------------------- ------------ --------- ------------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
-------------------------  -------------- --------- -------- --------- ----- ------ ------------ --------- ---------- -------- ----
Ares Capital Corporation      Com         04010L103  17,788   1,216,667  SH             Sole                1,216,667
Exco Resources Inc.           Com         269279402  50,826   6,533,333  SH             Sole                6,533,333
GenTek Inc.                   Com         37245X203   1,480      50,842  SH             Sole                   50,842
Hanger Orthopedic Group
  Inc.                        Com         41043F208   2,202     200,000  SH             Sole                  200,000
Liberty Global, Inc.          Com         530555101  13,842     353,101  SH             Sole                  353,101
Maidenform Brands, Inc.       Com         560305104  50,566   3,737,351  SH             Sole                3,737,351
NII Holdings Inc.             Com         62913F201  10,850     225,000  SH             Sole                  225,000
SandRidge Energy, Inc.        Com         80007P307 478,133  13,333,333  SH             Sole               13,333,333
Virgin Media Inc.             Com         92769L101   6,299     368,999  SH             Sole                  368,999

TOTAL                                               631,986  26,018,626                                    26,018,626